Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 19,267	$ 15,053	$ 13,335	$ 16,039	$ 13,517	$ 12,596	$ 12,463	$ 11,548	$ 10,251	$ 9,486	$ 9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 19,261	15,048	13,331	16,154	13,718	12,872	12,836	11,982	10,709	9,991	10,000
Class P
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 21,184	16,484	14,546	17,443	14,643	13,593	13,404	12,367	10,931	10,090	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 19,935	15,615	13,872	16,725	14,127	13,201	13,093	12,162	10,817	10,039	10,000
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 20,966	16,343	14,435	17,335	14,573	13,539	13,371	12,351	10,934	10,097	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 21,167	16,487	14,551	17,447	14,652	13,606	13,424	12,389	10,961	10,108	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 20,961	16,337	14,432	17,329	14,557	13,533	13,357	12,347	10,934	10,090	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Putnam Balanced Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Balanced Blended Benchmark
Account Value	$ 21,691	17,414	15,357	18,477	15,644	14,137	13,385	12,329	11,055	9,986	10,000
Putnam Balanced Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Balanced Blended Benchmark
Account Value	$ 21,691	17,414	15,357	18,477	15,644	14,137	13,385	12,329	11,055	9,986	10,000
Putnam Balanced Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Balanced Blended Benchmark
Account Value	$ 21,691	17,414	15,357	18,477	15,644	14,137	13,385	12,329	11,055	9,986	10,000
Putnam Balanced Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Balanced Blended Benchmark
Account Value	$ 21,691	17,414	15,357	18,477	15,644	14,137	13,385	12,329	11,055	9,986	10,000
Putnam Balanced Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Balanced Blended Benchmark
Account Value	$ 21,691	17,414	15,357	18,477	15,644	14,137	13,385	12,329	11,055	9,986	10,000
Putnam Balanced Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Balanced Blended Benchmark
Account Value	$ 21,691	17,414	15,357	18,477	15,644	14,137	13,385	12,329	11,055	9,986	10,000
Putnam Balanced Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Balanced Blended Benchmark
Account Value	$ 21,691	$ 17,414	$ 15,357	$ 18,477	$ 15,644	$ 14,137	$ 13,385	$ 12,329	$ 11,055	$ 9,986	$ 10,000